Pacer Industrials and Logistics ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Energy - 0.1%
SFL Corp. Ltd.	106	$1,290

Health Care - 0.0%(a)
CryoPort, Inc.(b)	36	522

Industrials - 84.4%
Air Transport Services Group, Inc.(b)	49	759
AP Moller - Maersk AS - Class B	6	11,127
ArcBest Corp.	19	2,263
ATS Corp.(b)	80	3,444
AutoStore Holdings Ltd.(b)(c)(d)	2,772	5,131
AZ-COM MARUWA Holdings, Inc.	104	1,087
Canadian National Railway Co.	426	53,178
Canadian Pacific Kansas City Ltd.	612	49,559
Cargojet, Inc.	14	1,260
Cargotec Oyj - Class B	45	2,574
CH Robinson Worldwide, Inc.	93	7,820
China Merchants Port Holdings Co. Ltd.	3,406	4,218
Cia de Distribucion Integral Logista Holdings SA	107	3,050
Clarkson PLC	25	1,130
COSCO Shipping Holdings Co. Ltd. - Class H	2,713	2,849
COSCO Shipping Ports Ltd.	2,831	1,731
Costamare, Inc.	91	975
CSX Corp.	1,288	45,982
D/S Norden AS	27	1,463
Daifuku Co. Ltd.	307	6,172
Danaos Corp.	15	1,144
Deutsche Post AG	1,002	48,456
Dfds AS	47	1,606
DSV AS	177	31,921
Expeditors International of Washington, Inc.	116	14,654
FedEx Corp.	164	39,572
Forward Air Corp.	20	887
Full Truck Alliance Co. Ltd. - ADR(b)	758	4,761
Golden Ocean Group Ltd.	155	1,638
GXO Logistics, Inc.(b)	95	5,166
Hapag-Lloyd AG(c)(d)	142	21,456
Heartland Express, Inc.	60	777
Hoegh Autoliners ASA	154	1,560
International Container Terminal Services, Inc.	1,643	7,092
International Distributions Services PLC(b)	773	2,725
Interroll Holding AG	1	2,955
JB Hunt Trasport Services, Inc.	83	16,681
JD Logistics, Inc.(b)(c)(d)	5,342	4,647
Kamigumi Co. Ltd.	94	2,190
Kardex Holding AG	6	1,542
Kawasaki Kisen Kaisha Ltd.	203	10,000
KION Group AG	106	4,905
Kirby Corp.(b)	47	3,697
Knight-Swift Transportation Holdings, Inc.	129	7,402
Kuehne + Nagel International AG	98	33,563
Landstar System, Inc.	29	5,560
Mainfreight Ltd.	81	3,575
Marten Transport Ltd.	63	1,166
Matson, Inc.	28	3,137
Mitsubishi Logistics Corp.	66	2,068
Mitsui OSK Lines Ltd.	293	10,644
Mullen Group Ltd.	69	773
NEXTracker, Inc. - Class A(b)	60	2,716
Nippon Yusen KK	412	14,369
Nishi-Nippon Railroad Co. Ltd.	64	1,076
Norfolk Southern Corp.	181	42,578
NTG Nordic Transport Group AS(b)	18	815
Old Dominion Freight Line, Inc.	87	34,019
Orient Overseas International Ltd.	534	7,951
Pacific Basin Shipping Ltd.	4,256	1,181
Rockwell Automation, Inc.	92	23,302
RXO, Inc.(b)	92	1,914
Ryder System, Inc.	35	3,975
Saia, Inc.(b)	21	9,462
Sankyu, Inc.	50	1,896
Schneider National, Inc. - Class B	73	1,790
Seino Holdings Co. Ltd.	152	2,245
SG Holdings Co. Ltd.	518	6,784
SITC International Holdings Co. Ltd.	2,169	3,296
Star Bulk Carriers Corp.	83	1,804
Sumitomo Warehouse Co. Ltd.	65	1,183
Symbotic, Inc.(b)	64	2,754
TFI International, Inc.	69	9,125
Toyota Industries Corp.	263	22,643
Transcoal Pacific Tbk PT	4,043	1,883
Union Pacific Corp.	398	97,084
United Parcel Service, Inc. - Class B	472	66,977
Wallenius Wilhelmsen ASA	342	3,352
Werner Enterprises, Inc.	51	2,017
XPO Logistics, Inc.(b)	93	7,946
Yamato Holdings Co. Ltd.	307	5,369
Yaskawa Electric Corp.	216	8,315
ZIM Integrated Shipping Services Ltd.	91	1,365
ZTO Express Cayman, Inc.	492	7,981
		902,859

Information Technology - 12.6%
Celestica, Inc.(b)	97	3,355
Cognex Corp.	137	4,951
Flex Ltd.(b)	346	8,214
Sanmina Corp.(b)	45	2,692
SAP SE	663	115,805
		135,017
TOTAL COMMON STOCKS (Cost $956,484)		1,039,688

EXCHANGE TRADED FUNDS - 2.8%
iShares MSCI Brazil ETF	239	7,868
iShares MSCI South Korea ETF	249	14,807
iShares MSCI UAE ETF	475	7,002
TOTAL EXCHANGE TRADED FUNDS (Cost $30,823)		29,677

TOTAL INVESTMENTS - 99.9% (Cost $987,307)		$1,069,365
Other Assets in Excess of Liabilities - 0.1%		1,128
TOTAL NET ASSETS - 100.0%		$1,070,493

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Security considered restricted. The total market value of these securities was $31,234 which represented 2.9% of net assets as of January 31, 2024.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $31,234 or 2.9% of the Fund’s net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,039,688	$ -	$ -	$ -	$ 1,039,688
Exchange Traded Funds	29,677	-	-	-	29,677
Total Investments in Securities	$ 1,069,365	$ -	$ -	$ -	$ 1,069,365

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.